Nature of Operations and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Organization and Nature of Operations

Organization and Nature of Operations

On March 2, 2016, the Boards of Directors of the FSB Community Bankshares, Inc. (“FSB Community”), FSB Community Bankshares, MHC (the “MHC”), and Fairport Savings Bank (the “Bank”) unanimously adopted a Plan of Conversion of FSB Community Bankshares, MHC pursuant to which the MHC undertook a “second-step” conversion and now no longer exists. The Bank reorganized from a two-tier mutual holding company structure to a fully public stock holding company structure effective July 13, 2016, and, as a result is now the wholly-owned subsidiary of FSB Bancorp, Inc. (the “Company”).

FSB Bancorp, Inc., the new stock holding company for the Bank, sold 1,034,649 shares of common stock at $10.00 per share, for gross offering proceeds of $10.3 million in its stock offering. Additionally, after accounting for conversion related expenses of $1.4 million, which offset gross proceeds, the Company received $8.9 million in net proceeds.

Concurrent with the completion of the conversion and reorganization, shares of common stock of FSB Community owned by public stockholders were exchanged for shares of the Company’s common stock so that the former public stockholders of FSB Community owned approximately the same percentage of the Company’s common stock as they owned of FSB Community’s common stock immediately prior to the conversion. Stockholders of FSB Community received 1.0884 shares of the Company’s common stock for each share of FSB Community’s stock they owned immediately prior to completion of the transaction. Cash in lieu of fractional shares was paid based on the offering price of $10.00 per share. As a result of the offering and the exchange of shares, the Company had 1,941,688 shares outstanding as of December 31, 2016.

In accordance with Board of Governors of the Federal Reserve System regulations, at the time of the reorganization, the Company substantially restricted retained earnings by establishing a liquidation account. The liquidation account will be maintained for the benefit of eligible account holders who continue to maintain their accounts at the Bank after conversion. The Bank has established a parallel liquidation account to support the Company’s liquidation account in the event the Company does not have sufficient assets to fund its obligations under its liquidation account. The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits. Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts. In the event of a complete liquidation of the Bank or the Company, each account holder will be entitled to receive a distribution in an amount proportionate to the adjusted qualifying account balances then held. The Bank may not pay dividends if those dividends would reduce equity capital below the required liquidation account amount.

The Company provides a variety of financial services to individuals and corporate customers through its wholly-owned subsidiary, Fairport Savings Bank. The Bank’s operations are conducted in five branches located in Monroe County, New York. The Company and the Bank are subject to the regulations of certain regulatory authorities and undergo periodic examinations by those regulatory authorities.

The Company’s principal business consists of originating one-to-four-family residential real estate mortgages, home equity loans and lines of credit and to a lesser extent, originations of commercial real estate, multi-family, construction, commercial and industrial, and other consumer loans. The Company has five mortgage origination offices located in Pittsford, New York, Watertown, New York, Greece, New York, Lewiston, New York, and Buffalo, New York.

The Bank also provides non-deposit investment services to its customers through its wholly-owned subsidiary, Fairport Wealth Management. Previous to January 15, 2016, Fairport Wealth Management was known as Oakleaf Services Corporation. The results of operations of Fairport Wealth Management are not material to the consolidated financial statements.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the accounts of the Company, the Bank and Fairport Wealth Management. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant changes in the near term relate to the determination of the allowance for loan losses, deferred tax assets, and the estimation of fair values for accounting and disclosure purposes.

The Company is subject to the regulations of various governmental agencies. The Company also undergoes periodic examinations by the regulatory agencies which may subject it to further changes with respect to asset valuations, amounts of required loss allowances, and operating restrictions resulting from the regulators’ judgements based on information available to them at the time of their examinations.

Significant Group Concentrations of Credit Risk

Significant Group Concentrations of Credit Risk

Most of the Company’s activities are with customers located within Monroe, Livingston, Ontario, Orleans, Wayne, Jefferson, Niagara, and Erie Counties, New York. Note 3 discusses the types of securities that the Company invests in. The concentration of credit by type of loan is set forth in Note 4. Although the Bank has a diversified loan portfolio, its debtors’ ability to honor their contracts is primarily dependent upon the real estate and general economic conditions in those areas.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash, balances due from banks and interest-earning demand deposits (with an original maturity of three months or less).

Securities

Securities

The Company classifies investment securities as either available-for-sale or held-to-maturity. The Company does not hold any securities considered to be trading. Available-for-sale securities are reported at fair value, with net unrealized gains and losses reflected as a separate component of stockholders’ equity, net of the applicable income tax effect. Held-to-maturity securities are those that the Company has the ability and intent to hold until maturity and are reported at amortized cost.

Gains or losses on investment security transactions are based on the amortized cost of the specific securities sold. Premiums and discounts on securities are amortized and accreted into income using the interest method over the period to maturity.

When the fair value of a held-to-maturity or available-for-sale security is less than its amortized cost basis, an assessment is made at the balance sheet date as to whether other-than-temporary impairment (“OTTI”) is present.

The Company considers numerous factors when determining whether potential OTTI exists and the period over which the debt security is expected to recover. The principal factors considered are (1) the length of time and the extent to which the fair value has been less than amortized cost basis, (2) the financial condition of the issuer (and guarantor, if any) and adverse conditions specifically related to the security industry or geographic area, (3) failure of the issuer of the security to make scheduled interest or principal payments, (4) any changes to the rating of a security by a rating agency, and (5) the presence of credit enhancements, if any, including the guarantee of the federal government or any of its agencies.

For debt securities, OTTI is considered to have occurred if (1) the Company intends to sell the security, (2) it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, or (3) if the present value of expected cash flows is not sufficient to recover the entire amortized cost basis or carrying value.

For debt securities, credit-related OTTI is recognized in earnings while noncredit-related OTTI on securities not expected to be sold is recognized in other comprehensive income (loss). Credit-related OTTI is measured as the difference between the present value of an impaired security’s expected cash flows and its amortized cost basis or carrying value. Noncredit-related OTTI is measured as the difference between the fair value of the security and its amortized cost, or carrying value, less any credit-related losses recognized. For securities classified as held-to-maturity, the amount of OTTI recognized in other comprehensive income (loss) is accreted to the credit-adjusted expected cash flow amounts of the securities over future periods.

Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the accompanying financial statements.

Restricted Stock

Restricted Stock

Restricted equity securities are held as a long-term investment and value is determined based on the ultimate recoverability of the par value.  Impairment of these investments is evaluated quarterly and is a matter of judgment that reflects management’s view of the issuer’s long-term performance, which includes factors such as the following: its operating performance; the severity and duration of declines in the fair value of its net assets related to its capital stock amount; its commitment to make payments required by law or regulation and the level of such payments in relation to its operating performance; and its liquidity and funding position. After evaluating these considerations, the Company concluded that the par value of these investments will be recovered and, as such, has not recognized any impairment on its holdings of restricted equity securities during the current year.

The Company holds restricted stock from Federal Home Loan Bank and Atlantic Community Bankers Bank.

No impairment charges were recorded related to the restricted stock during 2017 or 2016.

Loans Held for Sale

Loans Held for Sale

Mortgage loans held for sale in the secondary market are carried at the lower of cost or fair value. Separate determinations of fair value for residential and commercial loans are made on an aggregate basis. Fair value is determined based solely on the effect of changes in secondary market interest rates and yield requirements from the commitment date to the date of the consolidated financial statements. Realized gains and losses on sales are computed using the specific identification method.

Loan Servicing Rights

Loan Servicing Rights

The Company retains the servicing on most conventional fixed-rate mortgage loans sold and receives a fee based on the principal balance outstanding.

Loans serviced for others totaled $132,427,000 and $118,565,000 at December 31, 2017 and 2016, respectively.

The Company also sells correspondent FHA and VA mortgage loans, servicing released.

Loan servicing rights are recorded at fair value when loans are sold with servicing rights retained. The fair value of the mortgage servicing rights (“MSRs”) is determined using a method which utilizes servicing income, discount rates, and prepayment speeds relative to the Bank’s portfolio for MSRs and are amortized over the life of the loan. MSRs amounted to $892,000 and $804,000 at December 31, 2017 and 2016, respectively, and are included in other assets on the consolidated balance sheets. In 2017, $131,000 was capitalized and $43,000 was amortized. In 2016, $268,000 was capitalized with $25,000 amortized.

Loans

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and net deferred origination fees and costs. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method over the estimated life of the loan.

The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectability of principal or interest, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection and is well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management’s judgment as to the collectability of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses (the “Allowance”) is established as losses are estimated to have occurred in the loan portfolio. The allowance for loan losses is recorded through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the loan is uncollectable. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and unallocated components. The specific component relates to loans that are deemed impaired and classified as either special mention, substandard, doubtful, or loss. For such loans that are also classified as impaired, an allowance is generally established when the collateral value of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for the following qualitative factors: effects of changes in lending policies; national and/or local economic trends and conditions; trends in volume and terms of loans; experience, ability, and depth of management; levels and trends of delinquencies, non-accruals and classified loans; quality of institutions loan review system; collateral value for collateral dependent loans; concentrations of credit; and competition, legal and regulatory requirements on level of estimated credit losses. An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures unless subject to a troubled debt restructuring.

In addition, Federal regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and may require the Company to recognize additions to the allowance based on their judgements about information available to them at the time of their examination, which may not be currently available to management. Based on management’s comprehensive analysis of the loan portfolio, management believes the current level of the allowance for loan losses is adequate.

Bank Owned Life Insurance

Bank Owned Life Insurance

The Company holds life insurance policies on a key executive. Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Premises and Equipment

Premises and Equipment

Premises and equipment are stated at cost. Depreciation and amortization are computed on the straight-line basis over the shorter of the estimated useful lives or lease terms (in the case of leasehold improvements) of the related assets. Estimated useful lives are generally 20 to 30 years for premises and 3 to 10 years for furniture and equipment.

Foreclosed Real Estate

Foreclosed Real Estate

Real estate properties acquired through, or in lieu of, loan foreclosure are initially recorded at fair value less estimated selling costs at the date of foreclosure. Any write-downs based on the asset’s fair value at date of acquisition are charged to the allowance for loan losses. After foreclosure, property held for sale is carried at the lower of the new basis or fair value less any costs to sell. Costs of significant property improvements are capitalized, whereas costs relating to holding property are expensed. Valuations are periodically performed by management, and any subsequent write-downs are recorded as a charge to earnings, if necessary, to reduce the carrying value of the property to the lower of its cost or fair value less cost to sell. The Company had no foreclosed real estate at December 31, 2017 and 2016. At December 31, 2017 the Company had one residential mortgage loan for $37,000 in the process of foreclosure and at December 31, 2016 the Company had no residential real estate loans in the process of foreclosure.

Income Taxes

Income Taxes

Income taxes are provided for the tax effects of certain transactions reported in the consolidated financial statements. Income taxes consist of taxes currently due plus deferred taxes related primarily to temporary differences between the financial reporting and income tax basis of the allowance for loan losses, premises and equipment, certain state tax credits, and deferred loan origination costs. The deferred tax assets and liabilities represent the future tax return consequences of the temporary differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of the deferred tax assets will not be realized. Deferred tax assets and liabilities are reflected at income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was enacted which reduced the corporate federal income tax rate from 34% to 21% and caused a reevaluation of net deferred tax assets. Generally accepted accounting principles requires that the impact of the provisions of the Tax Act be accounted for in the period of enactment. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Advertising Costs	Advertising Costs The Company follows the policy of charging the costs of advertising to expense as incurred.
Off-Balance Sheet Financial Instruments

Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments consisting of commitments to extend credit. Such financial instruments are recorded in the consolidated balance sheets when they are funded.

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in earnings. Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the stockholders’ equity section of the consolidated balance sheets, such items, along with net income, are components of comprehensive income (loss).

Accumulated other comprehensive gain (loss) represents the sum of these items, with the exception of net income, as of the balance sheet date and is represented in the table below.

	As of December 31,
	2017	2016

Accumulated Other Comprehensive Loss By Component:
Unrealized losses on securities available-for-sale	$(208)	$(128)
Tax effect	43	43
Net unrealized losses on securities available-for-sale	(165)	(85)

Accumulated other comprehensive loss	$(165)	$(85)

Earnings Per Common Share

Earnings Per Common Share

Basic earnings per common share is calculated by dividing net income available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed in a similar manner to that of basic earnings per share except that the weighted-average number of common shares outstanding is increased to include the number of incremental common shares that would have been outstanding if all potentially dilutive common shares (such as stock options) issued became vested during the period. Net income available to common stockholders is net income of the Company. The Company announced on July 27, 2017 that the Board of Directors had adopted its first stock repurchase program. Under the repurchase program, the Company may repurchase up to 97,084 shares of its common stock, or approximately 5% of its then outstanding shares. As of December 31, 2017, the Company had repurchased 69,535 shares at an average price of $15.30 per share. On September 27, 2017, the Board of Directors of the Company approved restricted stock and stock option grants to senior management and the directors of the Company, pursuant to the terms of the 2017 Equity Incentive Plan (the “Plan”). The Plan was approved previously by the Company’s stockholders on August 29, 2017. An aggregate of 152,080 stock options and 62,700 shares of restricted stock were granted. The grants to senior management and directors vest over a five year period in equal annual installments, with the first installment vesting on the first anniversary date of the grant and succeeding installments on each anniversary thereafter, through 2022. The Company did not grant any restricted stock awards or stock options for the year ended December 31, 2016.

Unallocated common shares held by the ESOP are not included in the weighted-average number of common shares outstanding for purposes of calculating basic earnings per common share until they are committed to be released. The average common shares outstanding were 1,899,473 and 1,899,552 for the years ended December 31, 2017 and December 31, 2016 respectively.

Treasury Stock

Treasury Stock

Treasury stock was recorded using the cost method and accordingly was presented as a reduction of stockholders’ equity. All treasury stock shares associated with our common stock have been cancelled as a result of the stock conversion and reorganization that occurred in July 2016.

Reclassifications

Reclassifications

Amounts in the prior year’s consolidated financial statements have been reclassified whenever necessary to conform to the current year’s presentation. Such reclassifications had no impact on stockholders’ equity or net income as previously reported.

New Accounting Pronouncements

New Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) (ASU 2014-09) to amend its guidance on “Revenue from Contracts with Customers (Topic 606). The objective of the ASU is to align the recognition of revenue with the transfer of promised goods or services provided to customers in an amount that reflects the consideration which the entity expects to be entitled in exchange for those goods or services. This ASU will replace most existing revenue recognition guidance under GAAP when it becomes effective. In August 2015, the FASB issued an amendment (ASU 2015-14) which defers the effective date of this new guidance by one year. More detailed implementation guidance on Topic 606 was issued in March 2016 (ASU 2016-08), April 2016 (ASU 2016-10), May 2016 (ASU 2016-12), December 2016 (ASU 2016-20), February 2017 (ASU 2017-05), and September 2017 (ASU-2017-13) and the effective date and transition requirements for these ASUs are the same as the effective date and transition requirements of ASU 2014-09. The amendments in ASU 2014-09 are effective for public business entities for annual periods, beginning after December 15, 2017. The Company expects to adopt the revenue recognition guidance beginning January 1, 2018. A significant amount of the Company’s revenues are derived from net interest income on financial assets and liabilities, which are excluded from the scope of the amended guidance.  With respect to noninterest income, the Company has identified revenue streams within the scope of the guidance and is in the final stages of its accounting analysis of the underlying contracts. The Company does not presently expect that changes in the timing of revenue recognition will be material to the amount of annual revenue recognized by the Company.

In August 2014, the FASB issued an amendment (ASU 2014-14) to its guidance on “Receivables – Troubled Debt Restructurings by Creditors (Subtopic 310-40)”. The objective of the ASU is to reduce the diversity in how creditors classify government-guaranteed mortgage loans, including FHA or VA guaranteed loans, upon foreclosure, to provide more decision-useful information about a creditor’s foreclosed mortgage loans that are expected to be recovered, at least in part, through government guarantees. The amendments in this Update are effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Public entities would be permitted to elect to early adopt for annual reporting periods beginning after December 15, 2016. The adoption of this guidance is not expected to have a material impact on our consolidated results of operations or financial position.

In January 2016, the FASB issued an Update (ASU 2016-01) to its guidance on “Financial Instruments (Subtopic 825-10)”. This amendment addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. These amendments require equity securities to be measured at fair value with changes in the fair value to be recognized through net income. The amendments also simplify the impairment assessment of equity investments without readily determinable fair values by requiring assessment for impairment qualitatively at each reporting period. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption of the amendments in this Update is not permitted. The adoption of this guidance is not expected to have a material impact on our consolidated results of operations or financial position.

In February 2016, the FASB issued an Update (ASU 2016-02) to its guidance on “Leases (Topic 842)”. The new leases standard applies a right-of-use (ROU) model that requires a lessee to record, for all leases with a lease term of more than 12 months, an asset representing its right to use the underlying asset and a liability to make lease payments. For leases with a term of 12 months or less, a practical expedient is available whereby a lessee may elect, by class of underlying asset, not to recognize an ROU asset or lease liability. The new leases standard requires a lessor to classify leases as either sales-type, direct financing or operating, similar to existing U.S. GAAP. Classification depends on the same five criteria used by lessees plus certain additional factors.

The subsequent accounting treatment for all three lease types is substantially equivalent to existing U.S. GAAP for sales-type leases, direct financing leases, and operating leases. However, the new standard updates certain aspects of the lessor accounting model to align it with the new lessee accounting model, as well as with the new revenue standard under Topic 606. Lessees and lessors are required to provide certain qualitative and quantitative disclosures to enable users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The amendments are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The adoption of this ASU will result in a gross up of the Consolidated Statements of Financial Condition for right-of-use assets and associated lease liabilities for operating leases in which the Company is the lessee. The Company is evaluating the significance and other effects of adoption on the consolidated financial statements and related disclosures. The adoption of this guidance is not expected to have a material impact on our consolidated results of operations. Branch building leases have been reviewed and are considered immaterial to the financial statements; there are no equipment leases to consider.

In March 2016, the FASB issued an Update (ASU 2016-09) to its guidance on “Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting”. This amendment is intended to simplify the accounting for stock compensation. The areas for simplification in this Update involve several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The adoption of this guidance did not have a material impact on our consolidated results of operations or financial position.

In June 2016, the FASB issued an Update (ASU 2016-13) to its guidance on “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. ASU 2016-13 requires credit losses on most financial assets measured at amortized cost and certain other instruments to be measured using an expected credit loss model (referred to as the current expected credit loss (CECL) model). Under this model, entities will estimate credit losses over the entire contractual term of the instrument (considering estimated prepayments, but not expected extensions or modifications unless reasonable expectation of a troubled debt restructuring exists) from the date of initial recognition of that instrument. The ASU also replaces the current accounting model for purchased credit impaired loans and debt securities. The allowance for credit losses for purchased financial assets with a more-than insignificant amount of credit deterioration since origination (“PCD assets”), should be determined in a similar manner to other financial assets measured on an amortized cost basis. However, upon initial recognition, the allowance for credit losses is added to the purchase price (“gross up approach”) to determine the initial amortized cost basis. The subsequent accounting for PCD financial assets is the same expected loss model described above. Further, the ASU made certain targeted amendments to the existing impairment model for available-for-sale (AFS) debt securities. For an AFS debt security for which there is neither the intent nor a more-likely-than-not requirement to sell, an entity will record credit losses as an allowance rather than a write-down of the amortized cost basis. For public business entities that are U.S. Securities and Exchange Commission (SEC) filers, the amendments in this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All entities may adopt the amendments in this Update earlier as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. An entity will apply the amendments in this Update through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Company is currently evaluating the potential impact on our consolidated results of operations or financial position. The initial adjustment will not be reported in earnings and therefore will not have any material impact on our consolidated results of operations, but it is expected that it will have an impact on our consolidated financial position at the date of adoption of this Update. At this time, we have not calculated the estimated impact that this Update will have on our Allowance for Loan Losses, however, we anticipate it will have a significant impact on the methodology process we utilize to calculate the allowance. Alternative methodologies and software vendors are currently being considered. Data requirements and integrity are being reviewed and enhancements incorporated into standard processes. The Company is in the early stages of evaluation and implementation of the guidance.

In August 2016, the FASB issued an Update (ASU 2016-15) which clarifies how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments are intended to reduce diversity in practice. The amendment covers the following cash flows: Cash payments for debt prepayment or extinguishment costs will be classified in financing activities. Upon settlement of zero-coupon bonds and bonds with insignificant cash coupons, the portion of the payment attributable to imputed interest will be classified as an operating activity, while the portion of the payment attributable to principal will be classified as a financing activity. Cash paid by an acquirer that isn’t soon after a business combination for the settlement of a contingent consideration liability will be separated between financing activities and operating activities. Cash payments up to the amount of the contingent consideration liability recognized at the acquisition date will be classified in financing activities; any excess will be classified in operating activities. Cash paid soon after the business combination will be classified in investing activities. Cash proceeds received from the settlement of insurance claims will be classified on the basis of the related insurance coverage (that is, the nature of the loss). Cash proceeds from lump-sum settlements will be classified based on the nature of each loss included in the settlement. Cash proceeds received from the settlement of corporate-owned life insurance (COLI) and bank-owned life insurance (BOLI) policies will be classified as cash inflows from investing activities. Cash payments for premiums on COLI and BOLI may be classified as cash outflows for investing, operating, or a combination of both. A transferor’s beneficial interest obtained in a securitization of financial assets will be disclosed as a noncash activity, and cash received from beneficial interests will be classified in investing activities. Distributions received from equity method investees will be classified using either a cumulative earnings approach or a look- through approach as an accounting policy election. The ASU contains additional guidance clarifying when an entity should separate cash receipts and cash payments and classify them into more than one class of cash flows (including when reasonable judgment is required to estimate and allocate cash flows) versus when an entity should classify the aggregate amount into one class of cash flows on the basis of predominance. The amendments are effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption is permitted. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The Company is currently evaluating the potential impact of adoption of this ASU on our consolidated results of operations or financial position.

In November 2016, the FASB issued an Update (ASU 2016-18) to its guidance on “Statement of Cash Flows (Topic 230) Restricted Cash” addresses diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing or financing activities or as a combination of those activities in the statement of cash flows. The ASU requires entities to show the changes in the total cash, cash equivalents, restricted cash and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows. ASU 2016-18 is effective for the fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted provided all amendments are adopted in the same period. Management is evaluating the effect that this guidance will have on consolidated financial statements and disclosures.

In March 2017, the FASB issued an Update (ASU 2017-08) to its guidance on “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) related to premium amortization on purchased callable debt securities. The amendments in this Update shorten the amortization period for certain callable debt securities held at a premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public business entities, the amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity should apply the amendments in this Update on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. Additionally, in the period of adoption, an entity should provide disclosure about a change in accounting principle. The adoption of this guidance is not expected to have a material impact on our consolidated results of operations or financial position.

In May 2017, the FASB issued an Update (ASU 2017-09) to its guidance on “Compensation - Stock Compensation (Topic 718)” such that an entity must apply modification accounting to changes in the terms or conditions of a share-based payment award unless all of the following criteria are met: (1) The fair value of the modified award is the same as the fair value of the original award immediately before the modification. The standard indicates that if the modification does not affect any of the inputs to the valuation technique used to value the award, the entity is not required to estimate the value immediately before and after the modification. (2) The vesting conditions of the modified award are the same as the vesting conditions of the original award immediately before the modification. (3) The classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before the modification. The amendments are effective for all entities for fiscal years beginning after December 15, 2017, including interim periods within those years. Early adoption is permitted, including adoption in an interim period. The Company is currently evaluating the potential impact of adoption of this ASU on our consolidated results of operations or financial position.

In February 2018, the FASB issued an Update (ASU 2018-02) to its guidance on “Income Statement—Reporting Comprehensive Income (Topic 220).” The amendments in this Update allow a reclassification for the so-called stranded tax effects in accumulated other comprehensive income (loss) resulting from the reduction in the federal corporate income tax rate to 21% made by the Tax Cuts and Jobs Act (the “Tax Act”), which was signed into law by the President on December 22, 2017. ASU 2018-02 amends accounting standards to allow reclassification to retained earnings of the effects of remeasuring deferred tax liabilities and deferred tax assets relating to items remaining within accumulated other comprehensive income (loss) as a result of the Tax Act. The amount of the reclassification is the difference between the amount initially charged or credited directly to other comprehensive income (loss) at the previously enacted U.S. federal corporate income tax rate and the amount that would have been charged or credited directly to other comprehensive income (loss) by applying the newly enacted 21% rate, but excluding the effect of any valuation allowance previously charged to income from continuing operations. ASU 2018-02 is effective for all entities for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. Early adoption is permitted, for public business entities for reporting periods for which financial statements have not yet been issued and should be applied retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate is recognized. The Company has elected to early adopt ASU 2018-02 and it is reflected in the accompanying financial statements.

Change in Accounting Estimate

Change in Accounting Estimate

Due to a change in New York State tax law, mortgage recording tax expensed during the years ended December 31, 2016 and 2015 are now a refundable tax credit, at the election of the tax payer.  Under New York law, a bank that paid special additional mortgage recording tax (“SAMRT”) on residential mortgages in any year beginning on or before January 1, 2015, may elect to treat the unused portion of the SAMRT credit on those mortgages as overpayment of tax to be carried forward or refunded, with the exception of residential mortgage loans originated in Erie County.  Previously, any unused credit was only eligible to be carried forward to future years.  The Company made this election on December 20, 2016 and its impact in 2016 was as follows:

	As Originally Reported	As Restated
(In thousands, except per share data)
Income from continuing operations	$627,000	$500,000
Net income	$464,000	$330,000
Net income per share	$0.24	$0.17